UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, May 11, 2011

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 59
Form 13F Information Table Value Total: $498,206


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    30689   558280 SH       Sole                   543505             14775
AECOM TECH                     COM              00766T100     1664    60000 SH       Sole                    60000
AMER EXPRESS                   COM              025816109    25753   569750 SH       Sole                   554700             15050
ANSYS INC                      COM              03662Q105    10957   202200 SH       Sole                   201600               600
APOLLO GROUP                   COM              037604105     4772   114420 SH       Sole                   111320              3100
BANK OF AMERICA                COM              060505104    12408   930806 SH       Sole                   911432             19374
BERKSHIRE HATH A               COM              084670108      251        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    56300   673208 SH       Sole                   659108             14100
BRIGHAM EXPLOR                 COM              109178103     1524    41000 SH       Sole                    41000
BROOKFIELD PROP                COM              112900105     1719    97000 SH       Sole                    97000
CABOT OIL & GAS                COM              127097103     2384    45000 SH       Sole                    45000
CACI INTL                      COM              127190304     1778    29000 SH       Sole                    29000
CHUBB CORP                     COM              171232101     3065    50000 SH       Sole                    50000
COCA COLA                      COM              191216100    27876   420195 SH       Sole                   412695              7500
CONOCOPHILLIPS                 COM              20825c104    24297   304240 SH       Sole                   297390              6850
CORINTHIAN COLL                COM              218868107     1915   433325 SH       Sole                   421050             12275
DENBURY RESRCES                COM              247916208     1708    70000 SH       Sole                    70000
DRESSER-RAND GRP               COM              261608103     6048   112800 SH       Sole                   112800
DUCKWALL-ALCO                  COM              264142100     2092   165000 SH       Sole                   165000
DUN & BRADSTREET               COM              26483E100     6068    75625 SH       Sole                    75425               200
EASTERN INSUR                  COM              276534104     2227   172100 SH       Sole                   172100
EBAY INC                       COM              278642103     4346   140000 SH       Sole                   140000
EDUCATION MGMT                 COM              28140m103      251    12000 SH       Sole                    12000
EQUITY LIFESTYLE               COM              29472R108     1729    30000 SH       Sole                    30000
FEDERAL REALTY                 COM              313747206      946    11600 SH       Sole                    11600
GARTNER INC                    COM              366651107    24100   578350 SH       Sole                   564125             14225
GENERAL ELECTRIC               COM              369604103    24452  1219536 SH       Sole                  1191636             27900
GP STRATEGIES                  COM              36225V104     4389   322691 SH       Sole                   322691
H&R BLOCK                      COM              093671105     1811   108200 SH       Sole                   103400              4800
HAMPDEN BANCRP                 COM              40867E107     1674   125700 SH       Sole                   125700
HARRIS CORP                    COM              413875105     2728    55000 SH       Sole                    55000
HCP INC                        COM              421915109     2068    54500 SH       Sole                    54500
ITT EDUCATNL SVC               COM              45068B109     3607    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    16270   274598 SH       Sole                   267210              7388
KRAFT FOODS                    COM              50075N104    13170   419950 SH       Sole                   410150              9800
LANCASTR COLONY                COM              513847103     5169    85300 SH       Sole                    85300
MANTECH INTL                   COM              564563104     1696    40000 SH       Sole                    40000
MARINE PRODUCTS                COM              568427108     2645   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104     9487    37690 SH       Sole                    36815               875
MEDTRONIC INC                  COM              585055106     3935   100000 SH       Sole                   100000
MICROSOFT                      COM              594918104     6119   241000 SH       Sole                   241000
MORNINGSTAR                    COM              617700109     5363    91856 SH       Sole                    91856
NORTHERN OIL & G               COM              665531109     1415    53000 SH       Sole                    53000
OMEGA FLEX                     COM              682095104     5568   413980 SH       Sole                   402255             11725
PATTERSON COS                  COM              703395103    10433   324105 SH       Sole                   314780              9325
PEPSICO CORP                   COM              713448108     6316    98055 SH       Sole                    95880              2175
PETROHAWK ENRG                 COM              716495106     3681   150000 SH       Sole                   150000
PHH CORP                       COM              693320202     1296    59540 SH       Sole                    58630               910
PLUM CREEK TMBR                COM              729251108     1744    40000 SH       Sole                    40000
PROCTER & GAMBLE               COM              742718109    14783   239985 SH       Sole                   233860              6125
RAYTHEON                       COM              755111507    12993   255415 SH       Sole                   252365              3050
REGENCY CENTERS                COM              758849103     1792    41217 SH       Sole                    41217
SIMON PROP GRP                 COM              828806109      879     8200 SH       Sole                     8200
STRYKER CORP                   COM              863667101     4682    77000 SH       Sole                    77000
THOR INDUSTRIES                COM              885160101     5606   168000 SH       Sole                   168000
US BANCORP                     COM              902973304     9096   344150 SH       Sole                   335400              8750
VARIAN MEDICAL                 COM              92220p105     5073    75000 SH       Sole                    75000
WEIGHT WATCHERS                COM              948626106    26425   376955 SH       Sole                   371405              5550
WELLS FARGO                    COM              949746101    24974   787586 SH       Sole                   772794             14792